Portfolio of investments—September 30, 2021 (unaudited)

	Shares	Value
Common stocks: 59.93%
Communication services: 6.75%
Diversified telecommunication services: 0.71%
AT&T Incorporated	9,438	$ 254,920
Lumen Technologies Incorporated	1,315	16,293
Verizon Communications Incorporated	5,469	295,381
		566,594
Entertainment: 1.16%
Activision Blizzard Incorporated	1,019	78,860
Electronic Arts Incorporated	375	53,344
Live Nation Entertainment Incorporated †	174	15,857
Netflix Incorporated †	581	354,608
Take-Two Interactive Software Incorporated †	153	23,573
The Walt Disney Company †	2,392	404,655
		930,897
Interactive media & services: 4.01%
Alphabet Incorporated Class A †	395	1,056,040
Alphabet Incorporated Class C †	370	986,165
Facebook Incorporated Class A †	3,138	1,065,006
Match Group Incorporated †	361	56,673
Twitter Incorporated †	1,039	62,745
		3,226,629
Media: 0.75%
Charter Communications Incorporated Class A †	167	121,503
Comcast Corporation Class A	6,072	339,607
Discovery Incorporated Class A †	223	5,660
Discovery Incorporated Class C †	400	9,708
DISH Network Corporation Class A †	329	14,298
Fox Corporation Class A	429	17,207
Fox Corporation Class B	197	7,313
Interpublic Group of Companies Incorporated	519	19,032
News Corporation Class A	515	12,118
News Corporation Class B	160	3,717
Omnicom Group Incorporated	282	20,434
ViacomCBS Incorporated Class B	800	31,608
		602,205
Wireless telecommunication services: 0.12%
T-Mobile US Incorporated †	776	99,142
Consumer discretionary: 7.39%
Auto components: 0.08%
Aptiv plc †	356	53,033
BorgWarner Incorporated	317	13,698
		66,731
Automobiles: 1.25%
Ford Motor Company †	5,184	73,405
See accompanying notes to portfolio of investments

Wells Fargo VT Index Asset Allocation Fund  |  1

Portfolio of investments—September 30, 2021 (unaudited)

	Shares	Value
Automobiles (continued)
General Motors Company †	1,918	$ 101,098
Tesla Motors Incorporated †	1,071	830,539
		1,005,042
Distributors: 0.08%
Genuine Parts Company	190	23,034
LKQ Corporation †	357	17,964
Pool Corporation	52	22,589
		63,587
Hotels, restaurants & leisure: 1.24%
Booking Holdings Incorporated †	54	128,189
Caesars Entertainment Incorporated †	280	31,438
Carnival Corporation †	1,043	26,085
Chipotle Mexican Grill Incorporated †	37	67,248
Darden Restaurants Incorporated	171	25,901
Domino's Pizza Incorporated	49	23,371
Expedia Group Incorporated †	190	31,141
Hilton Worldwide Holdings Incorporated †	369	48,749
Las Vegas Sands Corporation †	451	16,507
Marriott International Incorporated Class A †	361	53,460
McDonald's Corporation	986	237,734
MGM Resorts International	525	22,654
Norwegian Cruise Line Holdings Limited †	485	12,954
Penn National Gaming Incorporated †	204	14,782
Royal Caribbean Cruises Limited †	293	26,062
Starbucks Corporation	1,560	172,084
Wynn Resorts Limited †	138	11,696
Yum! Brands Incorporated	392	47,946
		998,001
Household durables: 0.23%
D.R. Horton Incorporated	430	36,107
Garmin Limited	200	31,092
Leggett & Platt Incorporated	177	7,937
Lennar Corporation Class A	361	33,818
Mohawk Industries Incorporated †	73	12,950
Newell Rubbermaid Incorporated	499	11,048
NVR Incorporated †	4	19,176
PulteGroup Incorporated	341	15,659
Whirlpool Corporation	82	16,717
		184,504
Internet & direct marketing retail: 2.45%
Amazon.com Incorporated †	572	1,879,043
eBay Incorporated	854	59,498
Etsy Incorporated †	165	34,313
		1,972,854
Leisure products: 0.02%
Hasbro Incorporated	171	15,257
Multiline retail: 0.30%
Dollar General Corporation	311	65,976
See accompanying notes to portfolio of investments

2  |  Wells Fargo VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Shares	Value
Multiline retail (continued)
Dollar Tree Incorporated †	312	$ 29,865
Target Corporation	652	149,158
		244,999
Specialty retail: 1.34%
Advance Auto Parts Incorporated	87	18,173
AutoZone Incorporated †	29	49,242
Bath & Body Works Incorporated	348	21,934
Best Buy Company Incorporated	298	31,502
CarMax Incorporated †	216	27,639
Lowe's Companies Incorporated	934	189,471
O'Reilly Automotive Incorporated †	91	55,606
Ross Stores Incorporated	471	51,268
The Gap Incorporated	277	6,288
The Home Depot Incorporated	1,405	461,205
The TJX Companies Incorporated	1,587	104,710
Tractor Supply Company	150	30,392
Ulta Beauty Incorporated †	72	25,986
		1,073,416
Textiles, apparel & luxury goods: 0.40%
HanesBrands Incorporated	459	7,876
Nike Incorporated Class B	1,680	243,986
PVH Corporation †	93	9,559
Ralph Lauren Corporation	63	6,996
Tapestry Incorporated	366	13,549
Under Armour Incorporated Class A †	246	4,964
Under Armour Incorporated Class C †	273	4,783
VF Corporation	428	28,672
		320,385
Consumer staples: 3.47%
Beverages: 0.83%
Brown-Forman Corporation Class B	241	16,149
Constellation Brands Incorporated Class A	222	46,773
Molson Coors Brewing Company Class B	248	11,502
Monster Beverage Corporation †	495	43,971
PepsiCo Incorporated	1,827	274,799
The Coca-Cola Company	5,142	269,801
		662,995
Food & staples retailing: 0.82%
Costco Wholesale Corporation	583	261,971
Sysco Corporation	674	52,909
The Kroger Company	900	36,387
Walgreens Boots Alliance Incorporated	952	44,792
Walmart Incorporated	1,882	262,313
		658,372
Food products: 0.53%
Archer Daniels Midland Company	739	44,347
Campbell Soup Company	269	11,247
ConAgra Foods Incorporated	633	21,440
General Mills Incorporated	803	48,035
See accompanying notes to portfolio of investments

Wells Fargo VT Index Asset Allocation Fund  |  3

Portfolio of investments—September 30, 2021 (unaudited)

	Shares	Value
Food products (continued)
Hormel Foods Corporation	373	$ 15,293
Kellogg Company	338	21,605
Lamb Weston Holdings Incorporated	191	11,722
McCormick & Company Incorporated	329	26,659
Mondelez International Incorporated Class A	1,849	107,575
The Hershey Company	193	32,665
The J.M. Smucker Company	143	17,164
The Kraft Heinz Company	892	32,843
Tyson Foods Incorporated Class A	391	30,866
		421,461
Household products: 0.80%
Church & Dwight Company Incorporated	325	26,835
Colgate-Palmolive Company	1,117	84,423
Kimberly-Clark Corporation	445	58,936
The Clorox Company	163	26,994
The Procter & Gamble Company	3,213	449,177
		646,365
Personal products: 0.11%
The Estee Lauder Companies Incorporated Class A	305	91,479
Tobacco: 0.38%
Altria Group Incorporated	2,442	111,160
Philip Morris International Incorporated	2,064	195,647
		306,807
Energy: 1.65%
Energy equipment & services: 0.13%
Baker Hughes Incorporated	1,093	27,030
Halliburton Company	1,176	25,425
Schlumberger Limited	1,840	54,538
		106,993
Oil, gas & consumable fuels: 1.52%
APA Corporation	500	10,715
Cabot Oil & Gas Corporation	528	11,489
Chevron Corporation	2,552	258,900
ConocoPhillips	1,775	120,292
Devon Energy Corporation	838	29,757
Diamondback Energy Incorporated	226	21,395
EOG Resources Incorporated	771	61,888
Exxon Mobil Corporation	5,604	329,627
Hess Corporation	365	28,510
Kinder Morgan Incorporated	2,573	43,046
Marathon Oil Corporation	1,048	14,326
Marathon Petroleum Corporation	841	51,982
Occidental Petroleum Corporation	1,173	34,697
ONEOK Incorporated	587	34,040
Phillips 66	576	40,337
Pioneer Natural Resources Company	299	49,786
The Williams Companies Incorporated	1,607	41,686
Valero Energy Corporation	539	38,037
		1,220,510
See accompanying notes to portfolio of investments

4  |  Wells Fargo VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Shares	Value
Financials: 6.84%
Banks: 2.65%
Bank of America Corporation	9,791	$ 415,628
Citigroup Incorporated	2,683	188,293
Citizens Financial Group Incorporated	565	26,544
Comerica Incorporated	178	14,329
Fifth Third Bancorp	915	38,833
First Republic Bank	234	45,134
Huntington Bancshares Incorporated	1,956	30,240
JPMorgan Chase & Company	3,950	646,576
KeyCorp	1,268	27,414
M&T Bank Corporation	170	25,388
People's United Financial Incorporated	567	9,905
PNC Financial Services Group Incorporated	560	109,558
Regions Financial Corporation	1,263	26,915
SVB Financial Group †	77	49,810
Truist Financial Corporation	1,765	103,517
US Bancorp	1,782	105,922
Wells Fargo & Company ♠	5,458	253,306
Zions Bancorporation	215	13,306
		2,130,618
Capital markets: 1.80%
Ameriprise Financial Incorporated	150	39,618
Bank of New York Mellon Corporation	1,049	54,380
BlackRock Incorporated	189	158,507
Cboe Global Markets Incorporated	142	17,588
CME Group Incorporated	473	91,469
Franklin Resources Incorporated	372	11,056
Intercontinental Exchange Incorporated	741	85,082
Invesco Limited	450	10,850
MarketAxess Holdings Incorporated	51	21,455
Moody's Corporation	213	75,638
Morgan Stanley	1,926	187,419
MSCI Incorporated	109	66,309
Northern Trust Corporation	274	29,540
Raymond James Financial Incorporated	244	22,516
S&P Global Incorporated	317	134,690
State Street Corporation	483	40,920
T. Rowe Price Group Incorporated	299	58,813
The Charles Schwab Corporation	1,986	144,660
The Goldman Sachs Group Incorporated	444	167,845
The NASDAQ Incorporated	154	29,725
		1,448,080
Consumer finance: 0.40%
American Express Company	851	142,568
Capital One Financial Corporation	588	95,238
Discover Financial Services	394	48,403
Synchrony Financial	753	36,807
		323,016
Diversified financial services: 0.83%
Berkshire Hathaway Incorporated Class B †	2,450	668,703
See accompanying notes to portfolio of investments

Wells Fargo VT Index Asset Allocation Fund  |  5

Portfolio of investments—September 30, 2021 (unaudited)

	Shares	Value
Insurance: 1.16%
AFLAC Incorporated	814	$ 42,434
American International Group Incorporated	1,126	61,806
Aon plc Class A	298	85,159
Arthur J. Gallagher & Company	273	40,581
Assurant Incorporated	78	12,305
Brown & Brown Incorporated	309	17,134
Chubb Limited	579	100,445
Cincinnati Financial Corporation	198	22,616
Everest Reinsurance Group Limited	53	13,291
Globe Life Incorporated	124	11,040
Lincoln National Corporation	233	16,019
Loews Corporation	269	14,507
Marsh & McLennan Companies Incorporated	669	101,307
MetLife Incorporated	960	59,261
Principal Financial Group Incorporated	329	21,188
Progressive Corporation	772	69,781
Prudential Financial Incorporated	511	53,757
The Allstate Corporation	390	49,651
The Hartford Financial Services Group Incorporated	460	32,315
The Travelers Companies Incorporated	329	50,011
W.R. Berkley Corporation	185	13,538
Willis Towers Watson plc	170	39,518
		927,664
Health care: 7.96%
Biotechnology: 1.15%
AbbVie Incorporated	2,341	252,524
Amgen Incorporated	751	159,700
Biogen Incorporated †	196	55,466
Gilead Sciences Incorporated	1,662	116,091
Incyte Corporation †	248	17,057
Moderna Incorporated †	457	175,881
Regeneron Pharmaceuticals Incorporated †	138	83,515
Vertex Pharmaceuticals Incorporated †	340	61,673
		921,907
Health care equipment & supplies: 2.27%
Abbott Laboratories	2,344	276,897
ABIOMED Incorporated †	60	19,531
Align Technology Incorporated †	97	64,547
Baxter International Incorporated	660	53,084
Becton Dickinson & Company	380	93,412
Boston Scientific Corporation †	1,882	81,660
Danaher Corporation	839	255,425
Dentsply Sirona Incorporated	288	16,718
DexCom Incorporated †	127	69,451
Edwards Lifesciences Corporation †	821	92,945
Hologic Incorporated †	334	24,653
IDEXX Laboratories Incorporated †	112	69,653
Intuitive Surgical Incorporated †	157	156,082
Medtronic plc	1,778	222,872
ResMed Incorporated	191	50,338
STERIS plc	131	26,761
Stryker Corporation	443	116,828
See accompanying notes to portfolio of investments

6  |  Wells Fargo VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
Teleflex Incorporated	61	$ 22,970
The Cooper Companies Incorporated	66	27,278
West Pharmaceutical Services Incorporated	97	41,180
Zimmer Biomet Holdings Incorporated	275	40,249
		1,822,534
Health care providers & services: 1.52%
AmerisourceBergen Corporation	198	23,651
Anthem Incorporated	324	120,787
Cardinal Health Incorporated	384	18,993
Centene Corporation †	770	47,979
Cigna Corporation	448	89,672
CVS Health Corporation	1,746	148,166
DaVita HealthCare Partners Incorporated †	89	10,347
HCA Healthcare Incorporated	325	78,884
Henry Schein Incorporated †	185	14,090
Humana Incorporated	170	66,156
Laboratory Corporation of America Holdings †	128	36,024
McKesson Corporation	205	40,873
Quest Diagnostics Incorporated	161	23,395
UnitedHealth Group Incorporated	1,249	488,034
Universal Health Services Incorporated Class B	100	13,837
		1,220,888
Health care technology: 0.03%
Cerner Corporation	389	27,432
Life sciences tools & services: 0.83%
Agilent Technologies Incorporated	400	63,012
Bio-Rad Laboratories Incorporated Class A †	29	21,633
Bio-Techne Corporation	52	25,198
Charles River Laboratories International Incorporated †	67	27,649
Illumina Incorporated †	194	78,688
IQVIA Holdings Incorporated †	253	60,604
Mettler-Toledo International Incorporated †	31	42,698
PerkinElmer Incorporated	147	25,474
Thermo Fisher Scientific Incorporated	519	296,520
Waters Corporation †	80	28,584
		670,060
Pharmaceuticals: 2.16%
Bristol-Myers Squibb Company	2,942	174,078
Catalent Incorporated †	225	29,941
Eli Lilly & Company	1,055	243,758
Johnson & Johnson	3,485	562,828
Merck & Company Incorporated	3,359	252,294
Organon & Company	337	11,050
Pfizer Incorporated	7,440	319,994
Viatris Incorporated	1,604	21,734
Zoetis Incorporated	626	121,532
		1,737,209
Industrials: 4.82%
Aerospace & defense: 0.90%
General Dynamics Corporation	306	59,985
See accompanying notes to portfolio of investments

Wells Fargo VT Index Asset Allocation Fund  |  7

Portfolio of investments—September 30, 2021 (unaudited)

	Shares	Value
Aerospace & defense (continued)
Howmet Aerospace Incorporated	507	$ 15,818
Huntington Ingalls Industries Incorporated	53	10,232
L3Harris Technologies Incorporated	265	58,364
Lockheed Martin Corporation	327	112,848
Northrop Grumman Corporation	198	71,310
Raytheon Technologies Corporation	1,990	171,060
Textron Incorporated	294	20,524
The Boeing Company †	722	158,797
TransDigm Group Incorporated †	68	42,471
		721,409
Air freight & logistics: 0.36%
C.H. Robinson Worldwide Incorporated	175	15,225
Expeditors International of Washington Incorporated	225	26,804
FedEx Corporation	324	71,050
United Parcel Service Incorporated Class B	960	174,816
		287,895
Airlines: 0.15%
Alaska Air Group Incorporated †	165	9,669
American Airlines Group Incorporated †	845	17,339
Delta Air Lines Incorporated †	842	35,878
Southwest Airlines Company †	778	40,013
United Airlines Holdings Incorporated †	427	20,312
		123,211
Building products: 0.30%
A.O. Smith Corporation	175	10,687
Allegion plc	119	15,729
Carrier Global Corporation	1,149	59,472
Fortune Brands Home & Security Incorporated	182	16,274
Johnson Controls International plc	938	63,859
Masco Corporation	326	18,109
Trane Technologies plc	312	53,867
		237,997
Commercial services & supplies: 0.25%
Cintas Corporation	115	43,776
Copart Incorporated †	281	38,980
Republic Services Incorporated	277	33,257
Rollins Incorporated	298	10,528
Waste Management Incorporated	512	76,472
		203,013
Construction & engineering: 0.03%
Quanta Services Incorporated	184	20,943
Electrical equipment: 0.33%
AMETEK Incorporated	305	37,823
Eaton Corporation plc	526	78,537
Emerson Electric Company	789	74,324
Generac Holdings Incorporated †	84	34,328
Rockwell Automation Incorporated	152	44,694
		269,706
See accompanying notes to portfolio of investments

8  |  Wells Fargo VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Shares	Value
Industrial conglomerates: 0.67%
3M Company	766	$ 134,372
General Electric Company	1,448	149,187
Honeywell International Incorporated	911	193,387
Roper Technologies Incorporated	138	61,566
		538,512
Machinery: 0.93%
Caterpillar Incorporated	720	138,218
Cummins Incorporated	190	42,666
Deere & Company	374	125,316
Dover Corporation	190	29,545
Fortive Corporation	472	33,309
IDEX Corporation	101	20,902
Illinois Tool Works Incorporated	379	78,313
Ingersoll Rand Incorporated †	534	26,919
Otis Worldwide Corporation	562	46,241
PACCAR Incorporated	459	36,224
Parker-Hannifin Corporation	170	47,535
Pentair plc	219	15,906
Snap-on Incorporated	71	14,835
Stanley Black & Decker Incorporated	214	37,516
Wabtec Corporation	249	21,466
Xylem Incorporated	237	29,312
		744,223
Professional services: 0.26%
Equifax Incorporated	161	40,801
IHS Markit Limited	526	61,342
Jacobs Engineering Group Incorporated	172	22,795
Leidos Holdings Incorporated	187	17,976
Nielsen Holdings plc	474	9,096
Robert Half International Incorporated	147	14,749
Verisk Analytics Incorporated	212	42,457
		209,216
Road & rail: 0.52%
CSX Corporation	2,981	88,655
J.B. Hunt Transport Services Incorporated	111	18,561
Kansas City Southern	120	32,477
Norfolk Southern Corporation	325	77,756
Old Dominion Freight Line Incorporated	123	35,176
Union Pacific Corporation	862	168,961
		421,586
Trading companies & distributors: 0.12%
Fastenal Company	759	39,172
United Rentals Incorporated †	95	33,338
W.W. Grainger Incorporated	57	22,404
		94,914
Information technology: 16.54%
Communications equipment: 0.51%
Arista Networks Incorporated †	74	25,429
Cisco Systems Incorporated	5,566	302,957
See accompanying notes to portfolio of investments

Wells Fargo VT Index Asset Allocation Fund  |  9

Portfolio of investments—September 30, 2021 (unaudited)

	Shares	Value
Communications equipment (continued)
F5 Networks Incorporated †	80	$ 15,902
Juniper Networks Incorporated	429	11,806
Motorola Solutions Incorporated	223	51,807
		407,901
Electronic equipment, instruments & components: 0.40%
Amphenol Corporation Class A	788	57,705
CDW Corporation of Delaware	182	33,128
Corning Incorporated	1,013	36,964
IPG Photonics Corporation †	48	7,603
Keysight Technologies Incorporated †	242	39,758
TE Connectivity Limited	431	59,142
Teledyne Technologies Incorporated †	61	26,204
Trimble Incorporated †	331	27,225
Zebra Technologies Corporation Class A †	70	36,079
		323,808
IT services: 2.94%
Accenture plc Class A	836	267,453
Akamai Technologies Incorporated †	215	22,487
Automatic Data Processing Incorporated	559	111,755
Broadridge Financial Solutions Incorporated	154	25,663
Cognizant Technology Solutions Corporation Class A	691	51,279
DXC Technology Company †	333	11,192
Fidelity National Information Services Incorporated	817	99,413
Fiserv Incorporated †	787	85,390
FleetCor Technologies Incorporated †	109	28,478
Gartner Incorporated †	111	33,731
Global Payments Incorporated	385	60,668
International Business Machines Corporation	1,187	164,910
Jack Henry & Associates Incorporated	98	16,078
MasterCard Incorporated Class A	1,148	399,137
Paychex Incorporated	422	47,454
PayPal Holdings Incorporated †	1,549	403,065
The Western Union Company	535	10,818
VeriSign Incorporated †	128	26,241
Visa Incorporated Class A	2,225	495,619
		2,360,831
Semiconductors & semiconductor equipment: 3.32%
Advanced Micro Devices Incorporated †	1,591	163,714
Analog Devices Incorporated	708	118,576
Applied Materials Incorporated	1,195	153,832
Broadcom Incorporated	541	262,347
Enphase Energy Incorporated †	177	26,545
Intel Corporation	5,359	285,528
KLA Corporation	200	66,902
Lam Research Corporation	186	105,862
Microchip Technology Incorporated	359	55,103
Micron Technology Incorporated	1,484	105,334
Monolithic Power Systems Incorporated	56	27,142
NVIDIA Corporation	3,267	676,792
NXP Semiconductors NV	347	67,967
Qorvo Incorporated †	145	24,243
Qualcomm Incorporated	1,486	191,664
See accompanying notes to portfolio of investments

10  |  Wells Fargo VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment (continued)
Skyworks Solutions Incorporated	217	$ 35,757
Teradyne Incorporated	216	23,581
Texas Instruments Incorporated	1,218	234,112
Xilinx Incorporated	323	48,770
		2,673,771
Software: 5.56%
Adobe Incorporated †	627	360,976
ANSYS Incorporated †	115	39,152
Autodesk Incorporated †	290	82,699
Cadence Design Systems Incorporated †	365	55,276
Ceridian HCM Holding Incorporated †	178	20,046
Citrix Systems Incorporated	165	17,716
Fortinet Incorporated †	178	51,983
Intuit Incorporated	360	194,224
Microsoft Corporation	9,920	2,796,646
NortonLifeLock Incorporated	767	19,405
Oracle Corporation	2,171	189,159
Paycom Software Incorporated †	63	31,232
PTC Incorporated †	138	16,531
Salesforce.com Incorporated †	1,280	347,162
ServiceNow Incorporated †	261	162,412
Synopsys Incorporated †	201	60,181
Tyler Technologies Incorporated †	53	24,308
		4,469,108
Technology hardware, storage & peripherals: 3.81%
Apple Incorporated	20,695	2,928,348
Hewlett Packard Enterprise Company	1,724	24,567
HP Incorporated	1,578	43,174
NetApp Incorporated	294	26,389
Seagate Technology Holdings plc	275	22,693
Western Digital Corporation †	401	22,632
		3,067,803
Materials: 1.49%
Chemicals: 1.02%
Air Products & Chemicals Incorporated	292	74,784
Albemarle Corporation	155	33,940
Celanese Corporation Series A	147	22,144
CF Industries Holdings Incorporated	285	15,909
Corteva Incorporated	969	40,776
Dow Incorporated	983	56,581
DuPont de Nemours Incorporated	690	46,913
Eastman Chemical Company	180	18,133
Ecolab Incorporated	328	68,427
FMC Corporation	170	15,565
International Flavors & Fragrances Incorporated	329	43,994
Linde plc	681	199,792
LyondellBasell Industries NV Class A	349	32,754
PPG Industries Incorporated	311	44,476
The Mosaic Company	457	16,324
The Sherwin-Williams Company	320	89,514
		820,026
See accompanying notes to portfolio of investments

Wells Fargo VT Index Asset Allocation Fund  |  11

Portfolio of investments—September 30, 2021 (unaudited)

	Shares	Value
Construction materials: 0.07%
Martin Marietta Materials Incorporated	82	$ 28,018
Vulcan Materials Company	174	29,434
		57,452
Containers & packaging: 0.20%
Amcor plc	2,036	23,597
Avery Dennison Corporation	110	22,793
Ball Corporation	432	38,867
International Paper Company	514	28,743
Packaging Corporation of America	124	17,043
Sealed Air Corporation	197	10,794
WestRock Company	351	17,490
		159,327
Metals & mining: 0.20%
Freeport-McMoRan Incorporated	1,933	62,880
Newmont Corporation	1,053	57,178
Nucor Corporation	386	38,017
		158,075
Real estate: 1.55%
Equity REITs: 1.50%
Alexandria Real Estate Equities Incorporated	184	35,157
American Tower Corporation	602	159,777
AvalonBay Communities Incorporated	184	40,782
Boston Properties Incorporated	187	20,261
Crown Castle International Corporation	570	98,792
Digital Realty Trust Incorporated	373	53,880
Duke Realty Corporation	500	23,935
Equinix Incorporated	119	94,025
Equity Residential	449	36,333
Essex Property Trust Incorporated	86	27,498
Extra Space Storage Incorporated	177	29,734
Federal Realty Investment Trust	93	10,973
Healthpeak Properties Incorporated	712	23,838
Host Hotels & Resorts Incorporated †	939	15,334
Iron Mountain Incorporated	382	16,598
Kimco Realty Corporation	812	16,849
Mid-America Apartment Communities Incorporated	154	28,760
Prologis Incorporated	977	122,545
Public Storage Incorporated	201	59,717
Realty Income Corporation	515	33,403
Regency Centers Corporation	201	13,533
SBA Communications Corporation	144	47,602
Simon Property Group Incorporated	434	56,407
UDR Incorporated	367	19,444
Ventas Incorporated	522	28,820
Vornado Realty Trust	207	8,696
Welltower Incorporated	558	45,979
Weyerhaeuser Company	992	35,285
		1,203,957
Real estate management & development: 0.05%
CBRE Group Incorporated Class A †	444	43,228
See accompanying notes to portfolio of investments

12  |  Wells Fargo VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Shares	Value
Utilities: 1.47%
Electric utilities: 0.94%
Alliant Energy Corporation	332	$ 18,585
American Electric Power Company Incorporated	660	53,579
Duke Energy Corporation	1,017	99,249
Edison International	500	27,735
Entergy Corporation	266	26,416
Evergy Incorporated	303	18,847
Eversource Energy	454	37,119
Exelon Corporation	1,295	62,600
FirstEnergy Corporation	716	25,504
NextEra Energy Incorporated	2,590	203,367
NRG Energy Incorporated	322	13,147
Pinnacle West Capital Corporation	148	10,709
PPL Corporation	1,017	28,354
The Southern Company	1,400	86,758
Xcel Energy Incorporated	713	44,563
		756,532
Gas utilities: 0.02%
Atmos Energy Corporation	174	15,347
Independent power & renewable electricity producers: 0.02%
AES Corporation	879	20,068
Multi-utilities: 0.44%
Ameren Corporation	340	27,540
CenterPoint Energy Incorporated	781	19,213
CMS Energy Corporation	383	22,877
Consolidated Edison Incorporated	467	33,900
Dominion Energy Incorporated	1,070	78,131
DTE Energy Company	256	28,598
NiSource Incorporated	519	12,575
Public Service Enterprise Group Incorporated	669	40,742
Sempra Energy	423	53,510
WEC Energy Group Incorporated	417	36,779
		353,865
Water utilities: 0.05%
American Water Works Company Incorporated	240	40,570
Total Common stocks (Cost $21,185,373)		48,187,630

	Interest rate	Maturity date	Principal
U.S. Treasury securities: 37.83%
U.S. Treasury Bond	1.13%	5-15-2040	$ 109,000	94,213
U.S. Treasury Bond	1.13	8-15-2040	145,000	124,779
U.S. Treasury Bond	1.25	5-15-2050	120,000	98,170
U.S. Treasury Bond	1.38	11-15-2040	87,000	78,150
U.S. Treasury Bond	1.38	8-15-2050	151,000	127,418
U.S. Treasury Bond	1.63	11-15-2050	87,000	78,161
U.S. Treasury Bond	2.00	2-15-2050	152,000	149,328
U.S. Treasury Bond	2.25	8-15-2046	106,000	109,474
U.S. Treasury Bond	2.25	8-15-2049	108,000	111,949
U.S. Treasury Bond	2.38	11-15-2049	127,000	135,171
See accompanying notes to portfolio of investments

Wells Fargo VT Index Asset Allocation Fund  |  13

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Bond	2.50%	2-15-2045	$ 116,000	$ 125,271
U.S. Treasury Bond	2.50	2-15-2046	106,000	114,637
U.S. Treasury Bond	2.50	5-15-2046	105,000	113,617
U.S. Treasury Bond	2.75	8-15-2042	66,000	74,273
U.S. Treasury Bond	2.75	11-15-2042	78,000	87,710
U.S. Treasury Bond	2.75	8-15-2047	101,000	114,639
U.S. Treasury Bond	2.75	11-15-2047	100,000	113,617
U.S. Treasury Bond	2.88	5-15-2043	111,000	127,386
U.S. Treasury Bond	2.88	8-15-2045	115,000	132,600
U.S. Treasury Bond	2.88	11-15-2046	104,000	120,465
U.S. Treasury Bond	2.88	5-15-2049	140,000	163,778
U.S. Treasury Bond	3.00	5-15-2042	40,000	46,767
U.S. Treasury Bond	3.00	11-15-2044	114,000	133,848
U.S. Treasury Bond	3.00	5-15-2045	116,000	136,481
U.S. Treasury Bond	3.00	11-15-2045	115,000	135,565
U.S. Treasury Bond	3.00	2-15-2047	106,000	125,602
U.S. Treasury Bond	3.00	5-15-2047	104,000	123,374
U.S. Treasury Bond	3.00	2-15-2048	114,000	135,553
U.S. Treasury Bond	3.00	8-15-2048	121,000	144,170
U.S. Treasury Bond	3.00	2-15-2049	140,000	167,355
U.S. Treasury Bond	3.13	11-15-2041	37,000	44,065
U.S. Treasury Bond	3.13	2-15-2042	46,000	54,882
U.S. Treasury Bond	3.13	2-15-2043	79,000	94,137
U.S. Treasury Bond	3.13	8-15-2044	115,000	137,627
U.S. Treasury Bond	3.13	5-15-2048	123,000	149,656
U.S. Treasury Bond	3.38	5-15-2044	110,000	136,722
U.S. Treasury Bond	3.38	11-15-2048	135,000	171,977
U.S. Treasury Bond	3.50	2-15-2039	29,000	36,155
U.S. Treasury Bond	3.63	8-15-2043	88,000	112,953
U.S. Treasury Bond	3.63	2-15-2044	113,000	145,457
U.S. Treasury Bond	3.75	8-15-2041	36,000	46,665
U.S. Treasury Bond	3.75	11-15-2043	110,000	143,911
U.S. Treasury Bond	3.88	8-15-2040	37,000	48,516
U.S. Treasury Bond	4.25	5-15-2039	31,000	42,257
U.S. Treasury Bond	4.25	11-15-2040	40,000	54,977
U.S. Treasury Bond	4.38	2-15-2038	18,000	24,638
U.S. Treasury Bond	4.38	11-15-2039	35,000	48,502
U.S. Treasury Bond	4.38	5-15-2040	35,000	48,705
U.S. Treasury Bond	4.38	5-15-2041	33,000	46,219
U.S. Treasury Bond	4.50	2-15-2036	26,000	35,528
U.S. Treasury Bond	4.50	5-15-2038	21,000	29,179
U.S. Treasury Bond	4.50	8-15-2039	33,000	46,348
U.S. Treasury Bond	4.63	2-15-2040	38,000	54,315
U.S. Treasury Bond	4.75	2-15-2037	13,000	18,347
U.S. Treasury Bond	4.75	2-15-2041	44,000	64,288
U.S. Treasury Bond	5.00	5-15-2037	17,000	24,627
U.S. Treasury Bond	5.25	11-15-2028	45,000	57,203
U.S. Treasury Bond	5.25	2-15-2029	33,000	42,130
U.S. Treasury Bond	5.38	2-15-2031	31,000	41,729
U.S. Treasury Bond	5.50	8-15-2028	35,000	44,729
U.S. Treasury Bond	6.13	11-15-2027	49,000	63,434
U.S. Treasury Bond	6.13	8-15-2029	25,000	33,976
U.S. Treasury Bond	6.25	5-15-2030	21,000	29,297
U.S. Treasury Bond	6.38	8-15-2027	21,000	27,289
U.S. Treasury Bond	6.88	8-15-2025	21,000	25,922
See accompanying notes to portfolio of investments

14  |  Wells Fargo VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	0.13%	11-30-2022	$ 178,000	$ 177,972
U.S. Treasury Note	0.13	5-15-2023	117,000	116,831
U.S. Treasury Note	0.13	7-15-2023	123,000	122,745
U.S. Treasury Note	0.13	8-15-2023	128,000	127,680
U.S. Treasury Note	0.13	9-15-2023	143,000	142,564
U.S. Treasury Note	0.13	10-15-2023	146,000	145,475
U.S. Treasury Note	0.13	12-15-2023	142,000	141,334
U.S. Treasury Note	0.13	1-15-2024	154,000	153,176
U.S. Treasury Note	0.13	2-15-2024	185,000	183,938
U.S. Treasury Note	0.25	4-15-2023	119,000	119,088
U.S. Treasury Note	0.25	6-15-2023	122,000	122,029
U.S. Treasury Note	0.25	11-15-2023	172,000	171,758
U.S. Treasury Note	0.25	3-15-2024	185,000	184,357
U.S. Treasury Note	0.25	5-15-2024	185,000	184,111
U.S. Treasury Note	0.25	5-31-2025	132,000	129,773
U.S. Treasury Note	0.25	6-30-2025	142,000	139,471
U.S. Treasury Note	0.25	7-31-2025	147,000	144,186
U.S. Treasury Note	0.25	8-31-2025	153,000	149,874
U.S. Treasury Note	0.25	9-30-2025	166,000	162,440
U.S. Treasury Note	0.25	10-31-2025	176,000	171,964
U.S. Treasury Note	0.38	4-15-2024	184,000	183,792
U.S. Treasury Note	0.38	4-30-2025	126,000	124,602
U.S. Treasury Note	0.38	11-30-2025	181,000	177,543
U.S. Treasury Note	0.38	12-31-2025	178,000	174,412
U.S. Treasury Note	0.38	1-31-2026	191,000	186,896
U.S. Treasury Note	0.38	7-31-2027	134,000	128,242
U.S. Treasury Note	0.38	9-30-2027	155,000	147,904
U.S. Treasury Note	0.50	3-15-2023	104,000	104,492
U.S. Treasury Note	0.50	3-31-2025	120,000	119,334
U.S. Treasury Note	0.50	2-28-2026	193,000	189,743
U.S. Treasury Note	0.50	4-30-2027	98,000	94,823
U.S. Treasury Note	0.50	5-31-2027	111,000	107,232
U.S. Treasury Note	0.50	6-30-2027	122,000	117,768
U.S. Treasury Note	0.50	8-31-2027	142,000	136,675
U.S. Treasury Note	0.50	10-31-2027	168,000	161,234
U.S. Treasury Note	0.63	3-31-2027	81,000	79,041
U.S. Treasury Note	0.63	11-30-2027	179,000	172,875
U.S. Treasury Note	0.63	5-15-2030	178,000	166,138
U.S. Treasury Note	0.63	8-15-2030	222,000	206,521
U.S. Treasury Note	0.75	3-31-2026	191,000	189,650
U.S. Treasury Note	0.75	4-30-2026	194,000	192,507
U.S. Treasury Note	0.75	5-31-2026	194,000	192,371
U.S. Treasury Note	0.88	11-15-2030	132,000	125,266
U.S. Treasury Note	1.13	2-28-2025	118,000	119,968
U.S. Treasury Note	1.13	2-28-2027	47,000	47,162
U.S. Treasury Note	1.25	7-31-2023	67,000	68,225
U.S. Treasury Note	1.25	8-31-2024	104,000	106,243
U.S. Treasury Note	1.38	2-15-2023	82,000	83,358
U.S. Treasury Note	1.38	6-30-2023	64,000	65,280
U.S. Treasury Note	1.38	8-31-2023	124,000	126,606
U.S. Treasury Note	1.38	9-30-2023	90,000	91,951
U.S. Treasury Note	1.38	1-31-2025	105,000	107,646
U.S. Treasury Note	1.38	8-31-2026	95,000	96,815
U.S. Treasury Note	1.50	1-31-2022	128,000	128,616
U.S. Treasury Note	1.50	1-15-2023	79,000	80,373
See accompanying notes to portfolio of investments

Wells Fargo VT Index Asset Allocation Fund  |  15

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	1.50%	2-28-2023	$ 126,000	$ 128,372
U.S. Treasury Note	1.50	3-31-2023	126,000	128,476
U.S. Treasury Note	1.50	9-30-2024	108,000	111,160
U.S. Treasury Note	1.50	10-31-2024	114,000	117,349
U.S. Treasury Note	1.50	11-30-2024	122,000	125,569
U.S. Treasury Note	1.50	8-15-2026	102,000	104,566
U.S. Treasury Note	1.50	1-31-2027	98,000	100,308
U.S. Treasury Note	1.50	2-15-2030	209,000	210,331
U.S. Treasury Note	1.63	8-15-2022	117,000	118,572
U.S. Treasury Note	1.63	8-31-2022	151,000	153,123
U.S. Treasury Note	1.63	11-15-2022	150,000	152,531
U.S. Treasury Note	1.63	12-15-2022	104,000	105,865
U.S. Treasury Note	1.63	4-30-2023	66,000	67,477
U.S. Treasury Note	1.63	5-31-2023	64,000	65,493
U.S. Treasury Note	1.63	10-31-2023	90,000	92,447
U.S. Treasury Note	1.63	2-15-2026	168,000	173,342
U.S. Treasury Note	1.63	5-15-2026	105,000	108,289
U.S. Treasury Note	1.63	9-30-2026	97,000	100,016
U.S. Treasury Note	1.63	10-31-2026	94,000	96,886
U.S. Treasury Note	1.63	11-30-2026	97,000	99,971
U.S. Treasury Note	1.63	8-15-2029	157,000	159,907
U.S. Treasury Note	1.75	2-28-2022	129,000	129,907
U.S. Treasury Note	1.75	3-31-2022	128,000	129,080
U.S. Treasury Note	1.75	4-30-2022	126,000	127,235
U.S. Treasury Note	1.75	5-15-2022	111,000	112,171
U.S. Treasury Note	1.75	5-31-2022	149,000	150,665
U.S. Treasury Note	1.75	6-30-2022	149,000	150,851
U.S. Treasury Note	1.75	9-30-2022	144,000	146,396
U.S. Treasury Note	1.75	1-31-2023	129,000	131,721
U.S. Treasury Note	1.75	5-15-2023	113,000	115,812
U.S. Treasury Note	1.75	6-30-2024	106,000	109,735
U.S. Treasury Note	1.75	7-31-2024	110,000	113,949
U.S. Treasury Note	1.75	12-31-2024	99,000	102,716
U.S. Treasury Note	1.75	12-31-2026	99,000	102,654
U.S. Treasury Note	1.75	11-15-2029	178,000	182,923
U.S. Treasury Note	1.88	1-31-2022	157,000	157,951
U.S. Treasury Note	1.88	2-28-2022	153,000	154,148
U.S. Treasury Note	1.88	3-31-2022	153,000	154,375
U.S. Treasury Note	1.88	4-30-2022	153,000	154,614
U.S. Treasury Note	1.88	5-31-2022	128,000	129,530
U.S. Treasury Note	1.88	7-31-2022	149,000	151,223
U.S. Treasury Note	1.88	8-31-2022	142,000	144,330
U.S. Treasury Note	1.88	9-30-2022	144,000	146,565
U.S. Treasury Note	1.88	10-31-2022	143,000	145,720
U.S. Treasury Note	1.88	8-31-2024	125,000	129,976
U.S. Treasury Note	1.88	6-30-2026	98,000	102,238
U.S. Treasury Note	1.88	7-31-2026	99,000	103,296
U.S. Treasury Note	2.00	12-31-2021	155,000	155,748
U.S. Treasury Note	2.00	2-15-2022	133,000	133,966
U.S. Treasury Note	2.00	7-31-2022	144,000	146,295
U.S. Treasury Note	2.00	10-31-2022	143,000	145,921
U.S. Treasury Note	2.00	11-30-2022	129,000	131,802
U.S. Treasury Note	2.00	2-15-2023	118,000	120,964
U.S. Treasury Note	2.00	4-30-2024	123,000	127,982
U.S. Treasury Note	2.00	5-31-2024	123,000	128,055
See accompanying notes to portfolio of investments

16  |  Wells Fargo VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	2.00%	6-30-2024	$ 123,000	$ 128,146
U.S. Treasury Note	2.00	2-15-2025	289,000	302,287
U.S. Treasury Note	2.00	8-15-2025	220,000	230,364
U.S. Treasury Note	2.00	11-15-2026	170,000	178,367
U.S. Treasury Note	2.13	12-31-2021	126,000	126,647
U.S. Treasury Note	2.13	6-30-2022	126,000	127,920
U.S. Treasury Note	2.13	12-31-2022	129,000	132,175
U.S. Treasury Note	2.13	11-30-2023	110,000	114,271
U.S. Treasury Note	2.13	2-29-2024	128,000	133,365
U.S. Treasury Note	2.13	3-31-2024	127,000	132,402
U.S. Treasury Note	2.13	7-31-2024	123,000	128,689
U.S. Treasury Note	2.13	9-30-2024	118,000	123,614
U.S. Treasury Note	2.13	11-30-2024	119,000	124,820
U.S. Treasury Note	2.13	5-15-2025	234,000	245,919
U.S. Treasury Note	2.13	5-31-2026	97,000	102,290
U.S. Treasury Note	2.25	12-31-2023	127,000	132,398
U.S. Treasury Note	2.25	1-31-2024	127,000	132,576
U.S. Treasury Note	2.25	4-30-2024	120,000	125,611
U.S. Treasury Note	2.25	10-31-2024	121,000	127,319
U.S. Treasury Note	2.25	11-15-2024	290,000	305,236
U.S. Treasury Note	2.25	12-31-2024	118,000	124,306
U.S. Treasury Note	2.25	11-15-2025	219,000	231,635
U.S. Treasury Note	2.25	3-31-2026	99,000	104,894
U.S. Treasury Note	2.25	2-15-2027	196,000	208,189
U.S. Treasury Note	2.25	8-15-2027	101,000	107,348
U.S. Treasury Note	2.25	11-15-2027	99,000	105,238
U.S. Treasury Note	2.38	1-31-2023	144,000	148,253
U.S. Treasury Note	2.38	2-29-2024	84,000	88,006
U.S. Treasury Note	2.38	8-15-2024	289,000	304,522
U.S. Treasury Note	2.38	4-30-2026	98,000	104,431
U.S. Treasury Note	2.38	5-15-2027	164,000	175,403
U.S. Treasury Note	2.38	5-15-2029	90,000	96,609
U.S. Treasury Note	2.50	3-31-2023	83,000	85,869
U.S. Treasury Note	2.50	8-15-2023	102,000	106,267
U.S. Treasury Note	2.50	1-31-2024	103,000	108,102
U.S. Treasury Note	2.50	5-15-2024	281,000	296,148
U.S. Treasury Note	2.50	1-31-2025	116,000	123,245
U.S. Treasury Note	2.50	2-28-2026	97,000	103,817
U.S. Treasury Note	2.63	2-28-2023	146,000	151,047
U.S. Treasury Note	2.63	6-30-2023	83,000	86,456
U.S. Treasury Note	2.63	12-31-2023	97,000	101,937
U.S. Treasury Note	2.63	3-31-2025	114,000	121,757
U.S. Treasury Note	2.63	12-31-2025	97,000	104,173
U.S. Treasury Note	2.63	1-31-2026	95,000	102,103
U.S. Treasury Note	2.63	2-15-2029	181,000	197,347
U.S. Treasury Note	2.75	4-30-2023	82,000	85,293
U.S. Treasury Note	2.75	5-31-2023	82,000	85,443
U.S. Treasury Note	2.75	7-31-2023	80,000	83,647
U.S. Treasury Note	2.75	8-31-2023	145,000	151,859
U.S. Treasury Note	2.75	11-15-2023	134,000	140,899
U.S. Treasury Note	2.75	2-15-2024	217,000	229,206
U.S. Treasury Note	2.75	2-28-2025	121,000	129,678
U.S. Treasury Note	2.75	6-30-2025	119,000	127,888
U.S. Treasury Note	2.75	8-31-2025	122,000	131,283
U.S. Treasury Note	2.75	2-15-2028	189,000	206,770
See accompanying notes to portfolio of investments

Wells Fargo VT Index Asset Allocation Fund  |  17

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	2.88%	9-30-2023	$ 148,000	$ 155,591
U.S. Treasury Note	2.88	10-31-2023	84,000	88,469
U.S. Treasury Note	2.88	11-30-2023	76,000	80,171
U.S. Treasury Note	2.88	4-30-2025	114,000	122,839
U.S. Treasury Note	2.88	5-31-2025	117,000	126,173
U.S. Treasury Note	2.88	7-31-2025	118,000	127,468
U.S. Treasury Note	2.88	11-30-2025	96,000	104,029
U.S. Treasury Note	2.88	5-15-2028	178,000	196,321
U.S. Treasury Note	2.88	8-15-2028	190,000	209,883
U.S. Treasury Note	3.00	9-30-2025	121,000	131,536
U.S. Treasury Note	3.00	10-31-2025	76,000	82,698
U.S. Treasury Note	3.13	11-15-2028	226,000	253,915
U.S. Treasury Note	6.00	2-15-2026	42,000	51,270
U.S. Treasury Note	6.25	8-15-2023	17,000	18,909
U.S. Treasury Note	6.50	11-15-2026	28,000	35,702
U.S. Treasury Note	6.63	2-15-2027	18,000	23,266
U.S. Treasury Note	6.75	8-15-2026	21,000	26,793
U.S. Treasury Note	7.13	2-15-2023	24,000	26,293
U.S. Treasury Note	7.25	8-15-2022	24,000	25,494
U.S. Treasury Note	7.50	11-15-2024	22,000	26,738
U.S. Treasury Note	7.63	11-15-2022	12,000	13,004
U.S. Treasury Note	7.63	2-15-2025	20,000	24,695
Total U.S. Treasury securities (Cost $29,332,276)				30,417,258

		Yield	Shares
Short-term investments: 1.80%
Investment companies: 1.80%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	1,452,347	1,452,347
Total Short-term investments (Cost $1,452,347)				1,452,347
Total investments in securities (Cost $51,969,996)	99.56%			80,057,235
Other assets and liabilities, net	0.44			352,931
Total net assets	100.00%			$80,410,166

†	Non-income earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

18  |  Wells Fargo VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common Stocks
Wells Fargo & Company	$187,086	$2,229	$(33,198)	$11,938	$85,251	$253,306	5,458	$2,304
Short-term investments
Securities Lending Cash Investments LLC	11,350	14,207	(25,557)	0	0	0	0	2#
Wells Fargo Government Money Market Fund Select Class	898,399	9,610,196	(9,056,248)	0	0	1,452,347	1,452,347	510
				$11,938	$85,251	$1,705,653		$2,816

#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	29	12-17-2021	$6,465,628	$6,231,738	$0	$(233,890)
10-Year U.S. Treasury Notes	14	12-21-2021	1,867,811	1,842,531	0	(25,280)
2-Year U.S. Treasury Notes	3	12-31-2021	660,797	660,164	0	(633)
5-Year U.S. Treasury Notes	44	12-31-2021	5,435,805	5,400,656	0	(35,149)
Short
U.S. Long Term Bonds	(8)	12-21-2021	(1,287,479)	(1,273,750)	13,729	0
					$13,729	$(294,952)
See accompanying notes to portfolio of investments

Wells Fargo VT Index Asset Allocation Fund  |  19

Notes to portfolio of investments—September 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

20  |  Wells Fargo VT Index Asset Allocation Fund

Notes to portfolio of investments—September 30, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$5,425,467	$0	$0	$5,425,467
Consumer discretionary	5,944,776	0	0	5,944,776
Consumer staples	2,787,479	0	0	2,787,479
Energy	1,327,503	0	0	1,327,503
Financials	5,498,081	0	0	5,498,081
Health care	6,400,030	0	0	6,400,030
Industrials	3,872,625	0	0	3,872,625
Information technology	13,303,222	0	0	13,303,222
Materials	1,194,880	0	0	1,194,880
Real estate	1,247,185	0	0	1,247,185
Utilities	1,186,382	0	0	1,186,382
U.S. Treasury securities	30,417,258	0	0	30,417,258
Short-term investments
Investment companies	1,452,347	0	0	1,452,347
	80,057,235	0	0	80,057,235
Futures contracts	13,729	0	0	13,729
Total assets	$80,070,964	$0	$0	$80,070,964
Liabilities
Futures contracts	$294,952	$0	$0	$294,952
Total liabilities	$294,952	$0	$0	$294,952
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended September 30, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo VT Index Asset Allocation Fund  |  21